Consolidated Balance Sheets - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current Assets
Cash and Cash Equivalents	$ 3,833	$ 2,305	$ 2,022
Prepaid expenses- related party	12,834	8,125	8,750
Total Current Assets	16,667	10,430	10,772
Digital Assets	323,207
Furniture and Equipment, Net	4,256	5,875	5,180
Gaming Software, Net
TOTAL ASSETS	344,130	16,305	15,952
Current Liabilities
Accounts Payable and Accrued Expenses	255,602	164,987	133,260
Derivative Liability	16,508,750	1,303,456	777,118
Notes Payable- related party	13,440	13,440	13,440
Convertible Debentures, current	0	17,240	100,260
Notes Payable - ViaOne Services	2,682,337	2,146,468	1,738,295
Total Current Liabilities	19,460,129	3,645,591	2,762,373
Total Liabilities	19,460,129	3,645,591	2,762,373
Stockholders’ Deficit
Common Stock Authorized: 100,000,000 Common Shares, With a Par Value of $0.001 Per Share Issued and Outstanding: 67,374,031 at December 31, 2020 and 34,625,914 Shares at December 31, 2019	81,792	65,374	53,988
Additional Paid-In Capital	4,415,751	4,282,629	4,210,995
Accumulated Deficit	(23,613,570)	(7,977,367)	(7,011,482)
Total Stockholders’ Deficit	(19,115,999)	(3,629,286)	(2,746,421)
TOTAL LIABILITIES & DEFICIT	344,130	16,305	15,952
Series A Preferred Stock [Member]
Stockholders’ Deficit
Preferred Stock, value	8	8	8
Series B Preferred Stock [Member]
Stockholders’ Deficit
Preferred Stock, value	19	69	69
Series C Preferred Stock [Member]
Stockholders’ Deficit
Preferred Stock, value	1	1	$ 1
Series D Preferred Stock [Member]
Stockholders’ Deficit
Preferred Stock, value